Schedule of Other receivables, net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,871,729	$ 4,045,411
Other Receivable [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 3,871,729	$ 4,045,411